Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Formation costs paid by the related party				$ 11,343
Income from Trust Account	$ (1,294,042)	$ (1,938,505)	(3,843,271)	(1,221,600)
Cash flows from operating activities:
Net income/(loss)	713,242	(551,393)	632,536	(419,390)
Changes in current assets and liabilities:
Prepaid Expenses	(37,307)	42,764	83,113	(88,089)
Accounts payable and accrued expenses	85,080	2,044,562	2,457,940	1,291,641
Accrued interest expense -related party	24,617	4,449	18,021
Accrued interest expense - others	19,746		18,878
Net cash used in operating activities	(488,664)	(398,123)	(632,783)	(426,095)
Cash Flows from Investing Activities:
Investment held in Trust Account		(825,000)	(825,000)	(84,150,000)
Cash withdrawn from Trust Account in connection with redemption			40,536,908
Net cash used in investing activities		(825,000)	39,711,908	(84,150,000)
Cash flows from financing activities:
Proceeds from issuance of promissory note to related party			842,500	80,000
Payment of promissory note to related party				(80,000)
Redemption of ordinary shares			(40,536,908)
Proceeds from issuance of promissory note to related party	285,700	412,500		25,000
Payment to related party				(240,020)
Proceeds from issuance of Private Placement Units				5,100,000
Proceeds from issuance of Public Units through public offering				82,500,000
Payment of offering costs				(339,138)
Payment of underwriter's discount				(1,650,000)
Net cash provided by financing activities	285,700	412,500	(39,694,408)	85,395,842
Net change in cash	(202,964)	(810,623)	(615,283)	819,747
Cash, beginning of the period	204,464	819,747	819,747
Cash, end of the period	1,500	9,125	204,464	819,747
Supplemental disclosure of noncash investing and financing activities
Deferred offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares				25,000
Deferred offering cost settled through the related party payables				203,677
Deferred offering cost charged to additional paid-in capital				567,815
Allocation of offering costs to Class A ordinary shares subject to redemption				4,488,135
Reclassification of Class A ordinary shares subject to redemption				72,526,599
Increase in investment held in Trust Account through issuance of promissory note	300,000		975,000
Remeasurement adjustment on class A ordinary shares subject to possible redemption	$ 1,594,042	$ 2,763,505		16,111,536
Subsequent measurement of Common stock subject to possible redemption			5,643,271	495,261
Deferred underwriter fee charged to additional paid-in capital				2,887,500
Forfeiture of Class B ordinary shares				$ 10